Net Periodic Benefit Cost of the Severance Indemnities and Pension Plans (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Special termination benefits	¥ 14,115	[1]	¥ 4,222	¥ 4,387
Voluntary retirement scheme
Defined Benefit Plan Disclosure [Line Items]
Special termination benefits	¥ 9,828

[1]	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC's voluntary retirement scheme.